Offerings	Jun. 11, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount of Registration Fee	$ 0
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”). The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount of Registration Fee	$ 0
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”). The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.10 per share
Amount of Registration Fee	$ 0
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”). The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Amount of Registration Fee	$ 0
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”). The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Deposi-tary Shares
Amount of Registration Fee	$ 0
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”). The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscrip-tion Rights
Amount of Registration Fee	$ 0
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”). The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Amount of Registration Fee	$ 0
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”). The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Amount of Registration Fee	$ 0
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”). The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Amount of Registration Fee	$ 0
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”). The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 164,999,990
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,787
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”). The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-272886
Carry Forward Initial Effective Date	Jul. 07, 2023
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-272886
Carry Forward Initial Effective Date	Jul. 07, 2023
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.10 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-272886
Carry Forward Initial Effective Date	Jul. 07, 2023
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-272886
Carry Forward Initial Effective Date	Jul. 07, 2023
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Deposi-tary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-272886
Carry Forward Initial Effective Date	Jul. 07, 2023
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscrip-tion Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-272886
Carry Forward Initial Effective Date	Jul. 07, 2023
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.
Offering: 17
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-272886
Carry Forward Initial Effective Date	Jul. 07, 2023
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.
Offering: 18
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-272886
Carry Forward Initial Effective Date	Jul. 07, 2023
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.
Offering: 19
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-272886
Carry Forward Initial Effective Date	Jul. 07, 2023
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.
Offering: 20
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 135,000,010
Carry Forward Form Type	S-3
Carry Forward File Number	333-272886
Carry Forward Initial Effective Date	Jul. 07, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 14,877
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and/or units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of shares or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $135,000,010 of unsold securities previously registered under the Registrant’s registration statement on Form S-3 (File No. 333-272886), initially filed on June 23, 2023 (the “Prior Registration Statement”). The Prior Registration Statement registered securities for a maximum aggregate offering price of $300,000,000. $135,000,010 of unsold securities remain available to be carried forward, and the filing fee previously paid in connection with such unsold securities was $14,877. No additional filing fee is due with respect to such unsold securities. Pursuant to Rule 415(a)(6), the offering of securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.